ACQUISITIONS AND DISPOSITIONS - Acquisition Summary (Details) € in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 01, 2017 EUR (€)	Feb. 01, 2017 USD ($)	Feb. 28, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 01, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill | $										$ 5,569.1	$ 5,394.1	$ 5,466.6
Goodwill expected to be tax deductible | $										$ 49.4
Payments for Acquisition Related Liabilities and Contingent Consideration Financing Activities | $					$ 1.5		$ 10.1		$ 0.3
Bioquell
Business Acquisition [Line Items]
Escrow released			€ 179.3
Portion of purchase price transferred to an escrow fund						€ 140.5	$ 179.3
Earn-out term						3 years	3 years
Anios
Business Acquisition [Line Items]
Total assets acquired	€ 473.6
Total liabilities	187.0
Long-term debt repaid upon close	192.8
Accounts receivable	64.8
Property, plant and equipment	24.7
Inventory	29.1
Deferred tax liabilities	102.3
Current liabilities	62.5
Consideration transferred	605.5
Goodwill expected to be tax deductible | $													$ 0.0
Net tangible assets (liabilities) acquired and equity method investments	139.8
Business Acquisition, Purchase Price Allocation, Amortizable Customer Relationships	252.0
Business Acquisition, Purchase Price Allocation, Amortizable Trademarks	65.7
Business Acquisition, Purchase Price Allocation, Amortizable Other Intangibles	16.1
Business Acquisition, Purchase Price Allocation, Goodwill	511.7	$ 511.7
Net cash paid for acquisitions, including acquisition-related liabilities and contingent consideration	€ 798.3
Anios | Customer relationships
Business Acquisition [Line Items]
Weighted average useful lives of identifiable intangible assets acquired	20 years	20 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years	20 years
Anios | Other technology
Business Acquisition [Line Items]
Weighted average useful lives of identifiable intangible assets acquired	11 years	11 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years	11 years
Anios | Trademarks
Business Acquisition [Line Items]
Weighted average useful lives of identifiable intangible assets acquired	17 years	17 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	17 years	17 years
Business Acquisitions and Investment
Business Acquisition [Line Items]
Non-compete agreements						€ 2.6		€ 0.2
Total assets acquired				€ 188.7		114.5		77.3
Net consideration transferred to sellers				415.5		226.5		178.1
Consideration transferred				€ 391.4		€ 225.0		€ 177.3
Weighted average useful lives of identifiable intangible assets acquired				12 years	12 years	13 years	13 years	12 years	12 years
Net tangible assets (liabilities) acquired and equity method investments				€ (8.0)		€ 30.1		€ 21.9
Business Acquisition, Purchase Price Allocation, Amortizable Customer Relationships				115.7		101.5		67.0
Business Acquisition, Purchase Price Allocation, Amortizable Trademarks				24.1		3.9		2.5
Business Acquisition, Purchase Price Allocation, Amortizable Other Intangibles				48.9		6.5		7.6
Business Acquisition, Purchase Price Allocation, Goodwill				234.8		81.9		78.9
Business Combination Acquisition Related Liabilities and Contingent Consideration				€ 24.1		€ 1.5		€ 0.8
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				12 years	12 years	13 years	13 years	12 years	12 years